Summary of Significant Accounting Policies (Details 9) (USD $)	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended		5 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	May 24, 2011 Predecessor	Dec. 31, 2010 Predecessor
Purchase price
Acquisition consideration						$ 3,200,000,000	$ 183,200,000
Capitalized issuance costs						150,000,000
Debt issuance costs						109,000,000
Equity contributions from the CD&R Affiliates and members of EMSC management						915,000,000
Debt financing						2,400,000,000
Merger and Other Related Costs
Merger related costs			3,200,000					29,800,000
Pretax charge related to accelerated vesting of all outstanding unvested stock options, restricted stock awards and restricted stock units								12,400,000
Loss on early debt extinguishment	$ (29,519,000)	$ (1,561,000)		$ (29,641,000)	$ (6,733,000)	$ (8,307,000)		$ (10,069,000)	$ (19,091,000)
Net Income Per Common Share
Weighted average number of shares used in the basic earnings per share computation	157,282,885	130,230,634	129,469,067	139,969,940	130,219,651	130,228,970		411,757,044	408,836,482
Potential dilutive common shares			1,400,000			2,700,000		5,300,000	6,800,000